Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.51% A,B	0.51% A,B	0.51	% A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.02% B	0.02% B	0.02	% B

Total annual operating expenses	0.53%	0.63%	0.78%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% for Initial Class, 0.10% for Service Class, and 0.10% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 54	$ 64	$ 80

3 years	$ 170	$ 202	$ 249

5 years	$ 296	$ 351	$ 433

10 years	$ 665	$ 786	$ 966
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.55% for Initial Class, 0.55% for Service Class, and 0.55% for Service Class 2. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.
Geoff Stein no longer serves as Co‑Portfolio Manager of the fund.
The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Avishek Hazrachoudhury (Co‑Portfolio Manager) has managed the fund since 2018.
Katherine Shaw (Co‑Portfolio Manager) has managed the fund since 2023.
The following information supplements information found in the “Fund Basics” section under the “Other Investment Strategies” heading.
The Adviser may also invest in other funds, including mutual funds and exchange traded funds (ETFs), consistent with the asset classes discussed above.
The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Avishek Hazrachoudhury is Co‑Portfolio Manager of VIP Asset Manager Portfolio, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.
Katherine Shaw is Co‑Portfolio Manager of VIP Asset Manager Portfolio, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a sector leader and portfolio manager.

VAM‑PSTK‑0324‑121 1.797978.121	March 1, 2024

Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.59% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.61%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 62

3 years	$ 195

5 years	$ 340

10 years	$ 762
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.62%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

Geoff Stein no longer serves as Co‑Portfolio Manager of the fund.
The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Avishek Hazrachoudhury (Co‑Portfolio Manager) has managed the fund since 2018.
Katherine Shaw (Co‑Portfolio Manager) has managed the fund since 2023.
The following information supplements information found in the “Fund Basics” section under the “Other Investment Strategies” heading.
The Adviser may also invest in other funds, including mutual funds and exchange traded funds (ETFs), consistent with the asset classes discussed above.
The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Avishek Hazrachoudhury is Co‑Portfolio Manager of VIP Asset Manager Portfolio, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.
Katherine Shaw is Co‑Portfolio Manager of VIP Asset Manager Portfolio, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a sector leader and portfolio manager.

VAM‑INV‑PSTK‑0324‑111 1.917779.111	March 1, 2024

Supplement to the
Fidelity® Variable Insurance Products
Asset Manager: Growth Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.59% A,B	0.59% A,B	0.59	% A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.04% B	0.04% B	0.04	% B

Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual operating expenses	0.64%	0.74%	0.89%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% for Initial Class, 0.11% for Service Class, and 0.11% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 65	$ 76	$ 91

3 years	$ 205	$ 237	$ 284

5 years	$ 357	$ 411	$ 493

10 years	$ 798	$ 918	$ 1,096
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.59% for Initial Class, 0.59% for Service Class, and 0.59% for Service Class 2. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.
Geoff Stein no longer serves as Co‑Portfolio Manager of the fund.
The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Avishek Hazrachoudhury (Co‑Portfolio Manager) has managed the fund since 2018.
Katherine Shaw (Co‑Portfolio Manager) has managed the fund since 2023.
The following information supplements information found in the “Fund Basics” section under the “Other Investment Strategies” heading.
The Adviser may also invest in other funds, including mutual funds and exchange traded funds (ETFs), consistent with the asset classes discussed above.
The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Avishek Hazrachoudhury is Co‑Portfolio Manager of VIP Asset Manager: Growth Portfolio, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.
Katherine Shaw is Co‑Portfolio Manager of VIP Asset Manager: Growth Portfolio, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a sector leader and portfolio manager.

VAMG‑PSTK‑0324‑120 1.797980.120	March 1, 2024

Supplement to the
Fidelity® Variable Insurance Products
Asset Manager: Growth Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.04% B

Acquired fund fees and expenses	0.01%

Total annual operating expenses	0.72%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 74

3 years	$ 230

5 years	$ 401

10 years	$ 894
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.67%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

Geoff Stein no longer serves as Co‑Portfolio Manager of the fund.
The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Avishek Hazrachoudhury (Co‑Portfolio Manager) has managed the fund since 2018.
Katherine Shaw (Co‑Portfolio Manager) has managed the fund since 2023.
The following information supplements information found in the “Fund Basics” section under the “Other Investment Strategies” heading.
The Adviser may also invest in other funds, including mutual funds and exchange traded funds (ETFs), consistent with the asset classes discussed above.
The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Avishek Hazrachoudhury is Co‑Portfolio Manager of VIP Asset Manager: Growth Portfolio, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.
Katherine Shaw is Co‑Portfolio Manager of VIP Asset Manager: Growth Portfolio, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a sector leader and portfolio manager.

VAMG‑INV‑PSTK‑0324‑110 1.918619.110	March 1, 2024

Supplement to the
Fidelity® Variable Insurance Products
Government Money Market Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to an income component). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.26% A,B	0.26% A,B	0.26	% A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.01% B	0.01% B	0.01	% B

Total annual operating expenses	0.27%	0.37%	0.52%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% for Initial Class, 0.08% for Service Class, and 0.08% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 28	$ 38	$ 53

3 years	$ 87	$ 119	$ 167

5 years	$ 152	$ 208	$ 291

10 years	$ 343	$ 468	$ 653
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The management fee is determined by calculating a basic fee and then adding an income-related fee.
When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual basic fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.15% for Initial Class, 0.15% for Service Class, and 0.15% for Service Class 2. One‑twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

The income-related fee varies depending on the level of the fund’s monthly gross income from an annualized rate of 0.05% (at a fund annualized gross yield of 0%) to 0.27% (at a fund annualized gross yield of 15%) of the fund’s average net assets throughout the month. The income-related fee is proportionately added to a class’s basic fee.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

VMM‑PSTK‑0324‑120 1.798004.120	March 1, 2024

Supplement to the
Fidelity® Variable Insurance Products
Government Money Market Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to an income component). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.29% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.30%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 31

3 years	$ 97

5 years	$ 169

10 years	$ 381
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The management fee is determined by calculating a basic fee and then adding an income-related fee.
When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual basic fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.18%. One‑twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

The income-related fee varies depending on the level of the fund’s monthly gross income from an annualized rate of 0.05% (at a fund annualized gross yield of 0%) to 0.27% (at a fund annualized gross yield of 15%) of the fund’s average net assets throughout the month. The income-related fee is proportionately added to a class’s basic fee.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

VMMKT‑PSTK‑0324‑119 1.836599.119	March 1, 2024

Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond II Portfolio
Initial Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the/ fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.38% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.39%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 40

3 years	$ 125

5 years	$ 219

10 years	$ 493
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.38%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

VIGBI‑PSTK‑0324‑100 1.9911410.100	March 1, 2024

Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond II Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.41% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.42%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.13% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 43

3 years	$ 135

5 years	$ 235

10 years	$ 530
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.41%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

VIGBV‑PSTK‑0324‑100 1.9911412.100	March 1, 2024

Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.37% A,B	0.37% A,B	0.37	% A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.01% B	0.01% B	0.01	% B

Total annual operating expenses	0.38%	0.48%	0.63%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% for Initial Class, 0.10% for Service Class, and 0.10% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 39	$ 49	$ 64

3 years	$ 122	$ 154	$ 202

5 years	$ 213	$ 269	$ 351

10 years	$ 480	$ 604	$ 786
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.37% for Initial Class, 0.37% for Service Class, and 0.37% for Service Class 2. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

VIG‑PSTK‑0324‑115 1.798000.115	March 1, 2024

Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.41%A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.42%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.13% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 43

3 years	$ 135

5 years	$ 235

10 years	$ 530
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.41%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

VIPIGB‑INV‑PSTK‑0324‑106 1.918639.106	March 1, 2024

Supplement to the
Fidelity® Variable Insurance Products
Strategic Income Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.63% A,B	0.63%A,B	0.63	% A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.02% B	0.02% B	0.02	% B

Total annual operating expenses	0.65%	0.75%	0.90%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% for Initial Class, 0.10% for Service Class, and 0.10% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 66	$ 77	$ 92

3 years	$ 208	$ 240	$ 287

5 years	$ 362	$ 417	$ 498

10 years	$ 810	$ 930	$ 1,108
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.63% for Initial Class, 0.63% for Service Class, and 0.63% for Service Class 2. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

VIPSI‑PSTK‑0324‑119 1.805596.119	March 1, 2024

Supplement to the
Fidelity® Variable Insurance Products
Strategic Income Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.68%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 69

3 years	$ 218

5 years	$ 379

10 years	$ 847
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.66%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

VIPSI‑INV‑PSTK‑0324‑109 1.924866.109	March 1, 2024

Supplement to the

Fidelity® Variable Insurance Products

Asset Manager Portfolio, Asset Manager: Growth Portfolio, Government Money Market Portfolio, Investment Grade Bond Portfolio, and Strategic Income Portfolio

Initial Class, Service Class, and Service Class 2

April 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates either a management fee rate that may vary by class or a basic fee rate that may vary by class (subject to an income component). The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contracts” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, a fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by a fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. A fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fees.

For the services of FMR under each of VIP Asset Manager Portfolio’s, VIP Asset Manager: Growth Portfolio’s, VIP Investment Grade Bond Portfolio’s, and VIP Strategic Income Portfolio’s management contract, each class of each fund pays FMR a monthly management fee.

For the services of FMR under VIP Government Money Market Portfolio’s management contract, each class of the fund pays FMR a monthly management fee. The management fee has two components: (i) a basic fee and (ii) an income component.

For each fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

For VIP Asset Manager Portfolio, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Initial Class, Service Class, and Service Class 2 Annualized Rate
First $400 billion	0.560%
Next $400 billion	0.490%
Next $400 billion	0.460%
Over $1,200 billion	0.450%

For VIP Asset Manager: Growth Portfolio, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Initial Class, Service Class, and Service Class 2 Annualized Rate
First $400 billion	0.660%
Next $400 billion	0.590%
Next $400 billion	0.560%
Over $1,200 billion	0.550%

For VIP Government Money Market Portfolio, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Initial Class, Service Class, and Service Class 2 Annualized Rate
First $400 billion	0.180%
Next $400 billion	0.170%
Next $400 billion	0.160%
Next $400 billion	0.150%
Over $1,600 billion	0.140%

For VIP Investment Grade Bond Portfolio, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Initial Class, Service Class, and Service Class 2 Annualized Rate
First $100 billion	0.430%
Next $100 billion	0.390%
Next $100 billion	0.370%
Over $300 billion	0.350%

For VIP Strategic Income Portfolio, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Initial Class, Service Class, and Service Class 2 Annualized Rate
First $30 billion	0.670%
Next $30 billion	0.630%
Next $30 billion	0.600%
Over $90 billion	0.580%

For each fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for each fund is calculated on a cumulative basis pursuant to the schedule. For each fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

For VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, VIP Investment Grade Bond Portfolio, and VIP Strategic Income Portfolio, the annual management fee rate for each class of shares of each fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
VIP Asset Manager Portfolio/Initial Class	0.55%
VIP Asset Manager Portfolio/Service Class	0.55%
VIP Asset Manager Portfolio/Service Class 2	0.55%
VIP Asset Manager: Growth Portfolio/Initial Class	0.59%
VIP Asset Manager: Growth Portfolio/Service Class	0.59%
VIP Asset Manager: Growth Portfolio/Service Class 2	0.59%
VIP Investment Grade Bond Portfolio/Initial Class	0.37%
VIP Investment Grade Bond Portfolio/Service Class	0.37%
VIP Investment Grade Bond Portfolio/Service Class 2	0.37%

Fund/Class	Maximum Management Fee Rate
VIP Strategic Income Portfolio/Initial Class	0.63%
VIP Strategic Income Portfolio/Service Class	0.63%
VIP Strategic Income Portfolio/Service Class 2	0.63%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

For VIP Government Money Market Portfolio, the annual basic fee rate for each class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Basic Fee Rate
VIP Government Money Market Portfolio/Initial Class	0.15%
VIP Government Money Market Portfolio/Service Class	0.15%
VIP Government Money Market Portfolio/Service Class 2	0.15%

One-twelfth of the basic fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the basic fee for the class for that month.

Computing the Income Component. The income component for each month is the sum of an income-based fee and an asset-based fee as follows. The income component is proportionately added to a class’s basic fee.

If the fund’s annualized gross yield is:

Equal To or Greater Than	But Less Than	Income-Based Fee	Annual Asset-Based Fee Rate

0.00%	1.00%	2% of Monthly Gross Income	0.05%

1.00%	3.00%	zero	0.07%

3.00%	11.00%	2% of Monthly Gross Income	0.01%

11.00%	13.00%	zero	0.23%

13.00%	15.00%	2% of Monthly Gross Income	(0.03)%

15.00%	-	zero	0.27%

Gross income, for this purpose, includes interest accrued and/or discount earned (including both original issue discount and market discount) on portfolio obligations, less amortization of premium on portfolio obligations. Annualized gross yield is determined by dividing the fund’s gross income for the month by the average daily net assets of the fund and dividing the result by the number of days in the month divided by 365 days. One-twelfth of the annual asset-based fee rate is applied to the fund’s average net assets for the month, and the resulting dollar amount (positive or negative) is the asset-based fee for that month.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of each fund’s management contract.

Prior to March 1, 2024, each fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders (including variable product owners), with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for transfer agency and related recordkeeping services with respect to variable product owners’ accounts.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains each fund’s portfolio and general accounting records, and administers each fund’s securities lending program under the terms of each fund’s management contract.

Prior to March 1, 2024, each fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, each fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

Effective March 1, 2024, VIP Strategic Income Portfolio’s sub-advisory agreement with FIL Investment Advisors (FIA) was amended. The following information replaces similar information found in the “Management Contracts” section.

FMR, and not the fund, pays FIA. Under the terms of the sub-advisory agreement, FMR pays FIA monthly fees at an annual rate of 0.30% with respect to the average daily net assets of the fund managed by FIA. FIA in turn pays FIA(UK).

VINSCSC2-SSTK-0324-136 1.869876.136	March 1, 2024

Supplement to the

Fidelity® Variable Insurance Products

Asset Manager Portfolio, Asset Manager: Growth Portfolio, Government Money Market Portfolio, Investment Grade Bond Portfolio, and Strategic Income Portfolio

Investor Class

April 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates either a management fee rate that may vary by class or a basic fee rate that may vary by class (subject to an income component). The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contracts” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, a fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by a fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. A fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fees.

For the services of FMR under each of VIP Asset Manager Portfolio’s, VIP Asset Manager: Growth Portfolio’s, VIP Investment Grade Bond Portfolio’s, and VIP Strategic Income Portfolio’s management contract, each class of each fund pays FMR a monthly management fee.

For the services of FMR under VIP Government Money Market Portfolio’s management contract, each class of the fund pays FMR a monthly management fee. The management fee has two components: (i) a basic fee and (ii) an income component.

For each fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

For VIP Asset Manager Portfolio, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Investor Class Annualized Rate
First $400 billion	0.640%
Next $400 billion	0.570%
Next $400 billion	0.540%
Over $1,200 billion	0.530%

For VIP Asset Manager: Growth Portfolio, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Investor Class Annualized Rate
First $400 billion	0.740%
Next $400 billion	0.670%
Next $400 billion	0.640%
Over $1,200 billion	0.630%

For VIP Government Money Market Portfolio, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Investor Class Annualized Rate
First $400 billion	0.210%
Next $400 billion	0.200%
Next $400 billion	0.190%
Next $400 billion	0.180%
Over $1,600 billion	0.170%

For VIP Investment Grade Bond Portfolio, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Investor Class Annualized Rate
First $100 billion	0.460%
Next $100 billion	0.420%
Next $100 billion	0.400%
Over $300 billion	0.380%

For VIP Strategic Income Portfolio, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Investor Class Annualized Rate
First $30 billion	0.710%
Next $30 billion	0.670%
Next $30 billion	0.640%
Over $90 billion	0.620%

For each fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for each fund is calculated on a cumulative basis pursuant to the schedule. For each fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

For VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, VIP Investment Grade Bond Portfolio, and VIP Strategic Income Portfolio, the annual management fee rate for the class of shares of each fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
VIP Asset Manager Portfolio/Investor Class	0.62%
VIP Asset Manager: Growth Portfolio/Investor Class	0.67%
VIP Investment Grade Bond Portfolio/Investor Class	0.41%
VIP Strategic Income Portfolio/Investor Class	0.66%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

For VIP Government Money Market Portfolio, the annual basic fee rate for the class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Basic Fee Rate
VIP Government Money Market Portfolio/Investor Class	0.18%

One-twelfth of the basic fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the basic fee for the class for that month.

Computing the Income Component. The income component for each month is the sum of an income-based fee and an asset-based fee as follows. The income component is proportionately added to a class’s basic fee.

If the fund’s annualized gross yield is:

Equal To or Greater Than	But Less Than	Income-Based Fee	Annual Asset-Based Fee Rate

0.00%	1.00%	2% of Monthly Gross Income	0.05%

1.00%	3.00%	zero	0.07%

3.00%	11.00%	2% of Monthly Gross Income	0.01%

11.00%	13.00%	zero	0.23%

13.00%	15.00%	2% of Monthly Gross Income	(0.03)%

15.00%	-	zero	0.27%

Gross income, for this purpose, includes interest accrued and/or discount earned (including both original issue discount and market discount) on portfolio obligations, less amortization of premium on portfolio obligations. Annualized gross yield is determined by dividing the fund’s gross income for the month by the average daily net assets of the fund and dividing the result by the number of days in the month divided by 365 days. One-twelfth of the annual asset-based fee rate is applied to the fund’s average net assets for the month, and the resulting dollar amount (positive or negative) is the asset-based fee for that month.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of each fund’s management contract.

Prior to March 1, 2024, each fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders (including variable product owners), with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for transfer agency and related recordkeeping services with respect to variable product owners’ accounts, and to Fidelity Investments Life Insurance Company (FILI) for transfer agency and related separate account services with respect to insurance contract owners’ accounts.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains each fund’s portfolio and general accounting records, and administers each fund’s securities lending program under the terms of each fund’s management contract.

Prior to March 1, 2024, each fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, each fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

Effective March 1, 2024, VIP Strategic Income Portfolio’s sub-advisory agreement with FIL Investment Advisors (FIA) was amended. The following information replaces similar information found in the “Management Contracts” section.

FMR, and not the fund, pays FIA. Under the terms of the sub-advisory agreement, FMR pays FIA monthly fees at an annual rate of 0.30% with respect to the average daily net assets of the fund managed by FIA. FIA in turn pays FIA(UK).

VINV-SSTK-0324-137 1.869875.137	March 1, 2024

Supplement to the

Fidelity® Variable Insurance Products

Investment Grade Bond II Portfolio

Initial Class

April 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. The fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Initial Class Annualized Rate
First $100 billion	0.430%
Next $100 billion	0.390%
Next $100 billion	0.370%
Over $300 billion	0.350%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for the class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
VIP Investment Grade Bond II Portfolio/Initial Class	0.38%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders (including variable product owners), with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for transfer agency and related recordkeeping services with respect to variable product owners’ accounts.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

VIGBI-SSTK-0324-100 1.9911411.100	March 1, 2024

Supplement to the

Fidelity® Variable Insurance Products

Investment Grade Bond II Portfolio

Investor Class

April 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. The fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Investor Class Annualized Rate
First $100 billion	0.460%
Next $100 billion	0.420%
Next $100 billion	0.400%
Over $300 billion	0.380%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for the class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
VIP Investment Grade Bond II Portfolio/Investor Class	0.41%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders (including variable product owners), with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for transfer agency and related recordkeeping services with respect to variable product owners’ accounts, and to Fidelity Investments Life Insurance Company (FILI) for transfer agency and related separate account services with respect to insurance contract owners’ accounts.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

VIGBV-SSTK-0324-100 1.9911413.100	March 1, 2024